Shareholder Report, Holdings (Details) - Capital Group Dividend Value ETF	May 31, 2025
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.61%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.44%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.16%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.19%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%